General and administrative - Schedule of general and administrative expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule Of General And Administrative Expense Abstract
Professional fees	$ 355,722	$ 858,423
Investor relations	358,901	272,162
Salaries, wages and benefits	337,839	379,452
Consulting fees	125,144	218,961
Office and general administrative	138,705	186,071
Foreign exchange loss	11,800	4,143
General and administrative expense	$ 1,328,111	$ 1,919,212